Segmented Information - Schedule of equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 1,416	$ 1,310
Number of operating segments | segment	1
Republic of Nauru [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 1,246	1,292
Singapore
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	158
Tonga
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	10	15
North America [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 2	$ 3